Annual Fund Operating Expenses - Class ACR6IS - DWS Floating Rate Fund	Oct. 01, 2020
Class A
Operating Expenses:
Management fee	0.55%	[1]
Distribution/service (12b-1) fees	0.25%
Other expenses	0.43%
Acquired funds fees and expenses	0.04%
Total annual fund operating expenses	1.27%
Fee waiver/expense reimbursement	0.21%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.06%
Class C
Operating Expenses:
Management fee	0.55%	[1]
Distribution/service (12b-1) fees	1.00%
Other expenses	0.44%
Acquired funds fees and expenses	0.04%
Total annual fund operating expenses	2.03%
Fee waiver/expense reimbursement	0.22%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.81%
Class R6
Operating Expenses:
Management fee	0.55%	[1]
Distribution/service (12b-1) fees	none
Other expenses	0.36%
Acquired funds fees and expenses	0.04%
Total annual fund operating expenses	0.95%
Fee waiver/expense reimbursement	0.14%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.81%
INST Class
Operating Expenses:
Management fee	0.55%	[1]
Distribution/service (12b-1) fees	none
Other expenses	0.38%
Acquired funds fees and expenses	0.04%
Total annual fund operating expenses	0.97%
Fee waiver/expense reimbursement	0.16%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.81%
Class S
Operating Expenses:
Management fee	0.55%	[1]
Distribution/service (12b-1) fees	none
Other expenses	0.51%
Acquired funds fees and expenses	0.04%
Total annual fund operating expenses	1.10%
Fee waiver/expense reimbursement	0.19%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.91%

[1]	"Management fee" is restated to reflect the fund's new management fee rate effective October 1, 2019.